Notes receivable (Details Narrative)		6 Months Ended	12 Months Ended
	Jan. 12, 2017 USD ($)	Jul. 15, 2016 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 18, 2016 USD ($)
Policyholder Account Balance [Line Items]
Interest income			$ 639,000	$ 6,172,000	$ 4,408,000
Deferred Revenue, Current			3,185,000	4,497,000
Deferred Revenue, Noncurrent			2,185,000	3,312,000
Proceeds from Sale of Property, Plant, and Equipment			8,183,000	5,978,000	76,264,000
Financing Receivable, after Allowance for Credit Loss, Current			$ 0	4,726,000
Sale of MSC Cristina [Member]
Policyholder Account Balance [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Interest income			$ 140,000	424,000
Gross sale price	$ 126,000
Proceeds from Sale of Property, Plant, and Equipment	107,250,000
Notes receivable, net	$ 18,750,000
Repayment installments			16
Debt Instrument, Frequency of Periodic Payment			quarterly
Financing Receivable, after Allowance for Credit Loss, Current			$ 0
Notes Receivable, Related Parties, Noncurrent			0
Interest Receivable			0	38,000
Hyundai Merchant Marine Co. Ltd. [Member]
Policyholder Account Balance [Line Items]
Trading securities						$ 40,277,000
Unsecured Notes						$ 6,074,000
Notes Assumed			8,013,000	7,554,000
Deferred Revenue, Revenue Recognized			1,130,000	12,121,000	12,102,000
Deferred Revenue, Current			1,127,000	1,130,000
Deferred Revenue, Noncurrent			2,185,000	3,312,000
Hyundai Merchant Marine Co. Ltd. [Member] | Interest Income and Discount Unwinding [Member]
Policyholder Account Balance [Line Items]
Interest income			458,000	$ 470,000	$ 420,000
Hyundai Merchant Marine Co. Ltd. [Member] | 5 Containerships [Member] | Restructuring Agreement [Member]
Policyholder Account Balance [Line Items]
Charter Revenue		$ 38,461,000
Hyundai Merchant Marine Co. Ltd. [Member] | 5 Containerships [Member] | Restructuring Agreement [Member] | Senior Notes [Member]
Policyholder Account Balance [Line Items]
Proceeds from Other Debt			$ 7,692,000
Debt Instrument, Interest Rate, Stated Percentage			3.00%
Trading securities equity number of shares | shares			3,657
Hyundai Merchant Marine Co. Ltd. [Member] | 5 Containerships [Member] | Restructuring Agreement [Member] | July 18, 2016 until December 31, 2019
Policyholder Account Balance [Line Items]
Charter Revenue			$ 24,400,000
Effective Date of Arrangements			Jul. 18, 2016
Related Party Transaction, Date			Dec. 31, 2019
Hyundai Merchant Marine Co. Ltd. [Member] | 5 Containerships [Member] | Restructuring Agreement [Member] | From January 1, 2020 and thereafter
Policyholder Account Balance [Line Items]
Charter Revenue			$ 30,500,000
Effective Date of Arrangements			Jan. 01, 2020